Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Interest and dividend income (Note 3)
Loans	$ 11,219	$ 6,761	$ 31,600	$ 18,025
Securities	3,751	1,822	9,932	4,597
Assets purchased under reverse repurchase agreements and securities borrowed	6,063	1,601	15,736	2,506
Deposits and other	1,801	553	5,221	745
Interest and dividend income	22,834	10,737	62,489	25,873
Interest expense (Note 3)
Deposits and other	9,775	2,786	26,203	5,554
Other liabilities	6,599	1,984	17,218	3,707
Subordinated debentures	174	77	481	177
Interest expense	16,548	4,847	43,902	9,438
Net interest income	6,286	5,890	18,587	16,435
Non-interest income
Insurance premiums, investment and fee income	1,848	1,233	5,086	2,866
Trading revenue	485	(128)	1,984	475
Investment management and custodial fees	2,099	1,857	6,238	5,710
Mutual fund revenue	1,034	1,028	3,049	3,279
Securities brokerage commissions	362	344	1,100	1,132
Service charges	529	499	1,551	1,464
Underwriting and other advisory fees	472	369	1,442	1,577
Foreign exchange revenue, other than trading	289	250	1,044	772
Card service revenue	334	314	938	893
Credit fees	342	301	1,078	1,175
Net gains on investment securities	27	28	191	66
Share of profit in joint ventures and associates	(37)	33	4	86
Other	419	114	811	488
Non-interest income	8,203	6,242	24,516	19,983
Total revenue	14,489	12,132	43,103	36,418
Provision for credit losses (Notes 4 and 5)	616	340	1,748	103
Insurance policyholder benefits, claims and acquisition expense	1,379	850	3,930	1,667
Non-interest expense
Human resources (Note 8)	4,794	3,858	14,270	12,145
Equipment	611	514	1,769	1,528
Occupancy	411	381	1,230	1,153
Communications	324	277	923	763
Professional fees	592	373	1,517	1,039
Amortization of other intangibles	369	342	1,118	1,015
Other	760	641	2,203	1,757
Non-interest expense	7,861	6,386	23,030	19,400
Income before income taxes	4,633	4,556	14,395	15,248
Income taxes (Note 9)	761	979	3,660	3,323
Net income	3,872	3,577	10,735	11,925
Net income attributable to:
Shareholders	3,870	3,575	10,730	11,918
Non-controlling interests	2	2	5	7
Net income	$ 3,872	$ 3,577	$ 10,735	$ 11,925
Basic earnings per share (in dollars) (Note 11)	$ 2.74	$ 2.52	$ 7.61	$ 8.33
Diluted earnings per share (in dollars) (Note 11)	2.73	2.51	7.6	8.31
Dividends per common share (in dollars)	$ 1.35	$ 1.28	$ 3.99	$ 3.68